PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Line Items]
Schedule of Property and Equipment
The following table represents property and equipment balances and accumulated depreciation as of September 30, 2025 and December 31, 2024:

(in thousands)	September 30, 2025	December 31, 2024
Corporate assets (1)	$12,792	$11,093
Mining equipment	162,977	172,572
Data center infrastructure (2)	67,669	113,710
Land	35,129	12,809
WIP / Construction in progress (3)	803,955	35,777
Property and equipment, gross	1,082,522	345,961
Less: Accumulated depreciation	(70,224)	(57,934)
Less: Impairment (4)	(138,239)	(50,989)
Property and equipment, net	$874,059	$237,038
__________________
(1)Corporate assets balances primarily relate to computer equipment, leasehold improvements, and furniture and fixtures.
(2)Data center infrastructure comprises land and improvements associated with our mining and Artificial Intelligence (“AI”) and High Performance Computing (“HPC”) leasing businesses. During the nine months ended September 30, 2025, a portion of data center infrastructure assets were transferred to WIP / Construction in progress as they are undergoing enhancements to support deployment of Galaxy’s AI/HPC operations.
(3)WIP/Construction in progress related to data center infrastructure under construction.
(4)Recognized in General and administrative expenses in the Company’s condensed consolidated interim statements of operations.

Galaxy Digital Holdings, LP
Property, Plant and Equipment [Line Items]
Schedule of Property and Equipment
The following table represents property and equipment balances and accumulated depreciation as of December 31, 2024 and 2023:

(in thousands)	December 31, 2024	December 31, 2023
Corporate assets (1)	$11,093	$9,625
Mining equipment	172,572	78,737
Mining infrastructure	113,710	86,156
Land	12,809	10,490
WIP / Construction in progress (2)	35,777	105,036
Property and equipment, gross	345,961	290,044
Less: Accumulated depreciation	(57,934)	(25,808)
Less: Impairment / Loss on disposal (3)	(50,989)	(50,888)
Property and equipment, net	$237,038	$213,348
__________________
(1)Corporate assets balances primarily relate to computer equipment, leasehold improvements, and furniture and fixtures.
(2)As of December 31, 2024, WIP/Construction in Progress related to mining infrastructure under construction. As of December 31, 2023, WIP/Construction in Progress related to mining equipment of $85.0 million and mining infrastructure under construction of $20.0 million.
(3)Recognized in General and administrative expenses in the Company’s consolidated statements of operations.